Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share
13. Net Loss per Share
As a result of the Business Combination, the Company has retroactively restated the weighted average shares outstanding for the three and six months ended June 30, 2021 to give effect to the Exchange Ratio.
The Company computes net loss per share using the
two-class
method required for participating securities. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential common stock equivalents would have been antidilutive. The earnings per share amounts are the same for the different classes of common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation.
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders for the periods presented because including them would have been anti-dilutive:

	As of June 30,
	2022	2021
Warrants to purchase Class A common stock	51,824,895	657,138
Outstanding stock options	21,453,295	29,375,092
Unvested RSUs	214,271,503	151,855,752
Unvested RSAs	93,358	300,912
Earnout shares (1)	160,520,784	—

	448,163,835	182,188,894

(1)	Represents earnout shares for which the service-based vesting conditions and/or market conditions have not been met.

23. Net Loss per Share
As a result of the Business Combination, the Company has retroactively restated the weighted average shares outstanding prior to September 16, 2021 to give effect to the Exchange Ratio.

The Company computes net loss per share of the Class A common stock and Class B common stock using the two-class
method required for participating securities. The earnings per share amounts are the same for the different classes of common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation. The calculation of basic and diluted earnings per common share are as follows (in thousands, except per share amounts):

	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, basic	$(1,830,047)	$(126,609)	$(119,327)
Change in fair value of warrant liabilities	$58,615	—	—

Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, diluted	$(1,888,662)	$(126,609)	$(119,327)
Denominator
Weighted average common shares outstanding, basic	1,359,848,803	1,274,766,915	1,149,000,417
Weighted average effect of dilutive outstanding warrants	524,540	—	—

Weighted average common shares outstanding, diluted	1,360,373,343	1,274,766,915	1,149,000,417
Basic net loss per share	$(1.35)	$(0.10)	$(0.10)
Diluted net loss per share	$(1.39)	$(0.10)	$(0.10)
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders for the periods presented because including them would have been anti-dilutive:

	As of December 31,
	2021	2020	2019
Warrants to purchase Class A common stock	—	1,020,187	1,020,187
Outstanding stock options	25,228,853	33,354,871	35,276,812
Unvested RSUs	168,321,952	124,932,207	70,119,944
Unvested RSAs	182,622	419,049	675,887
New Ginkgo and Sponsor earnout shares (1)	160,995,237	—	—

	354,728,664	159,726,314	107,092,830

(1)	Represents earnout shares for which the vesting conditions have not been satisfied.